PREPAYMENTS	12 Months Ended
Jun. 30, 2024
PREPAYMENTS [Abstract]
PREPAYMENTS
7.	PREPAYMENTS

	2024	2023
	US$	US$
Current
Blacksand option prepayments(1)	5,500,000	-
Other prepayments	571,735	588,395
Total current prepayments	6,071,735	588,395

Non-current
Blacksand option prepayments(1)	-	3,000,000
Total non-current prepayments	-	3,000,000

Total prepayments	6,071,735	3,588,395

Notes:

(1)
At June 30, 2024, the Group had an exclusive option to purchase certain assets (including all intellectual property rights) of Blacksand Technology, LLC (“Blacksand”). Blacksand holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. The Group can exercise its option any time prior to 31 December 2024 (“Option Period”). At June 30, 2024, as consideration for the option, IperionX has made option payments to Blacksand totalling US$5,500,000 during the Option Period (US$1,500,000 paid in January 2023, US$1,500,000 paid in June 2023, US$500,000 paid in January 2024, and US$2,000,000 satisfied through the issue of shares in IperionX in January 2024), with a final option payment of US$500,000 payable in July 2024. These prepayments represent the option payments paid to Blacksand. Refer to Note 23 for further details.